Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Moderately Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 56.5%
Penn Series Flexibly Managed Fund*	180,388	$12,475,647
Penn Series Index 500 Fund*	861,298	24,814,009
Penn Series Large Cap Growth Fund*	227,601	6,229,441
Penn Series Large Cap Value Fund*	583,021	16,377,052
Penn Series Large Core Value Fund*	817,900	16,382,542
Penn Series Large Growth Stock Fund*	33,011	2,098,808
Penn Series Mid Cap Growth Fund*	130,204	4,245,952
Penn Series Mid Cap Value Fund*	104,277	2,050,087
Penn Series Mid Core Value Fund*	523,336	12,272,236
Penn Series Real Estate Securities Fund*	245,539	5,978,866
Penn Series Small Cap Growth Fund*	86,423	4,209,648
Penn Series Small Cap Index Fund*	89,346	2,049,604
Penn Series Small Cap Value Fund*	65,718	2,014,257
Penn Series SMID Cap Growth Fund*	50,279	2,121,281
Penn Series SMID Cap Value Fund*	181,395	4,048,739
TOTAL AFFILIATED EQUITY FUNDS (Cost $93,719,130)		117,368,169

AFFILIATED FIXED INCOME FUNDS — 18.1%
Penn Series High Yield Bond Fund*	272,647	4,157,866
Penn Series Limited Maturity Bond Fund*	1,742,746	23,004,242
Penn Series Quality Bond Fund*	608,284	10,444,245
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $33,792,663)		37,606,353

AFFILIATED INTERNATIONAL EQUITY FUNDS — 24.8%
Penn Series Developed International Index Fund*	1,329,873	18,312,348
Penn Series Emerging Markets Equity Fund*	959,108	12,295,761
Penn Series International Equity Fund*	583,924	20,822,740
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $41,235,401)		51,430,849

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.000%) (Cost $1,240,488)	1,240,488	1,240,488
TOTAL INVESTMENTS — 100.0% (Cost $169,987,682)		$207,645,859
Other Assets & Liabilities — (0.0)%		(23,084)
TOTAL NET ASSETS — 100.0%		$207,622,775

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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